CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net revenues	$ 307,702	$ 254,745	$ 199,408
Cost of revenues	(218,549)	(181,482)	(142,703)
Gross profit	89,153	73,263	56,705
Operating expenses
Research and development expenses	(9,527)	(5,349)	(5,574)
Sales and marketing expenses	(52,872)	(38,028)	(42,968)
General and administrative expenses	(39,643)	(31,648)	(20,304)
Total operating expenses	(102,042)	(75,025)	(68,846)
Operating loss	(12,889)	(1,762)	(12,141)
Interest income	824	1,297	537
Interest expense	(4,089)	(2,650)	(1,915)
Other gains, net	2,203	5,852	2,992
Fair value losses on derivative liabilities		(11,466)
Fair value gains/(losses) on convertible notes		(4,433)	133
Loss before share of loss from an equity investee and income tax expense	(13,951)	(13,162)	(10,394)
Share of loss from an equity investee	(107)	(111)	(408)
Income tax expense	(2,540)	(1,633)	(47)
Net loss	(16,598)	(14,906)	(10,849)
Net loss attributable to non-controlling interests	2,967	2,288	1,246
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(13,631)	(12,618)	(9,603)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of US$nil tax	3,484	5,274	(1,700)
Comprehensive loss	(13,114)	(9,632)	(12,549)
Comprehensive loss attributable to non-controlling interests	2,823	2,015	1,334
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (10,291)	$ (7,617)	$ (11,215)
Net loss per share attributable to iClick Interactive Asia Group Limited
- Basic	$ (0.28)	$ (0.32)	$ (0.34)
- Diluted	$ (0.28)	$ (0.32)	$ (0.34)
Weighted average number of ordinary shares used in per share calculation:
- Basic	48,187,235	39,368,436	28,583,548
- Diluted	48,187,235	39,368,436	28,583,548